Lincoln Benefit Life Company

Lincoln Benefit Life Variable Life Account

Supplement, dated October 23, 2007 to

The Consultant SL Variable Universal Life Prospectus dated May 1, 2007

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable universal life policies (“Policies”) issued by Lincoln Benefit Life Company.

We have received notice that the Board of Trustees (“Board”) of Premier VIT has approved the liquidation, on or about January 18, 2008, of the Premier VIT OpCap Renaissance Portfolio (the “Portfolio”).

Due to the liquidation of the Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Premier VIT OpCap Renaissance Sub-Account (the “OpCap” Sub-Account”) on or after January 16, 2008.

As the OpCap Sub-Account will no longer be offered as an investment alternative, you may wish to transfer, prior to January 18, 2008, some or all of your Policy Value in the OpCap Sub-Account to other investment alternatives currently offered by your Policy. Such transfer is not subject to a transfer fee. Any value remaining in the OpCap Sub-Account will be transferred automatically, as of January 18, 2008, to the PIMCO VIT Money Market Sub-Account, an investment alternative already available under your Policy.

If you currently allocate Policy Value to the OpCap Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Policy, any allocations to the OpCap Sub-Account will be automatically allocated, as of January 18, 2008, to the PIMCO VIT Money Market Sub-Account.

We will send you a confirmation that shows the amount that we transferred to the PIMCO VIT Money Market Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237

If your Policy Value in the OpCap Sub-Account is transferred automatically to the PIMCO VIT Money Market Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the PIMCO VIT Money Market Sub-Account to any other investment alternative(s) available under your Policy. Such transfer is not subject to a transfer fee.

Attached as Appendix A is a list of the Investment Alternatives currently available under your Policy.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The Consultant SL Variable Life Insurance policy offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a lineup of the Investment Alternatives currently available. Also included is the investment objective for each Portfolio. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

PORTFOLIOS

Portfolio	Investment Objective
AIM V.I. Basic Value Fund - Series I	Long-term growth of capital
AIM V.I. Capital Appreciation Fund - Series I	Growth of capital
AIM V.I. Core Equity Fund - Series I	Growth of capital
AIM V.I. Mid Cap Core Equity Fund - Series I	Long-term growth of capital
Alger American Growth Portfolio - Class O	Long-term capital appreciation
Alger American Income & Growth Portfolio - Class O	To provide a high level of dividend income. Its secondary goal is to provide capital appreciation.
Alger American Leveraged AllCap Portfolio - Class O	Long-term capital appreciation
Alger American MidCap Growth Portfolio - Class O	Long-term capital appreciation
Alger American Small Capitalization Portfolio - Class O	Long-term capital appreciation
DWS Bond VIP - Class A	To maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation
DWS Global Opportunities VIP - Class A	Above-average capital appreciation over the long term
DWS Growth & Income VIP - Class A	Long-term growth of capital, current income and growth of income
DWS International VIP - Class A	Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments
DWS Balanced VIP - Class A	High total return, a combination of income and capital appreciation
Federated Capital Income Fund II	High current income and moderate capital appreciation
Federated Fund for U.S. Government Securities II	Current income
Federated High Income Bond Fund II	High current income
Fidelity VIP Asset ManagerSM Portfolio - Initial Class	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The funds goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poors 500SM Index (S&P 500® ).

Fidelity VIP Growth Portfolio - Initial Class	To achieve capital appreciation.
Fidelity VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poors 500SM Index (S&P 500® ).
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	As high a level of current income as is consistent with the preservation of capital.
Fidelity VIP Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity VIP Overseas Portfolio - Initial Class	Long-term growth of capital.
Janus Aspen Series Balanced Portfolio - Institutional Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series Forty Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	To obtain maximum total return, consistent with preservation of capital.
Janus Aspen Series Foreign Stock Portfolio - Service Shares	Long-term growth of capital.
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Long-term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Mid Cap Value Portfolio - Service Shares	Capital appreciation

Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares	Long-term growth of capital
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Long-term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Series Small Company Value Portfolio - Service Shares	Capital appreciation
Legg Mason Partners Variable Fundamental Value Portfolio - Class I	Long-term capital growth with current income as a secondary consideration
Legg Mason Partners Variable Investors Portfolio - Class I	Long-term growth of capital with current income as a secondary objective
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class I	Maximum total return, consistent with preservation of capital
MFS Emerging Growth Series - Initial Class	Capital appreciation
MFS High Income Series - Initial Class	Total return with an emphasis on high current income, but also considering capital appreciation
MFS Investors Growth Stock Series - Initial Class	Capital appreciation
MFS Investors Trust Series - Initial Class	Capital appreciation
MFS New Discovery Series - Initial Class	Capital appreciation
MFS Research Series - Initial Class	Capital appreciation
MFS Total Return Series - Initial Class	Total return
MFS Value Series - Initial Class	Capital appreciation
Oppenheimer MidCap Fund/VA	Capital appreciation by investing in growth type companies.
Oppenheimer Global Securities Fund/VA

Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, growth-type companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Small Cap Fund® /VA - Service Shares	Capital appreciation.
Premier VIT OpCap Balanced Portfolio	Growth of capital and investment income
Premier VIT OpCap Small Cap Portfolio	Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2.2 billion at time of purchase.
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Money Market Portfolio - Administrative Shares	Maximum current income, consistent with preservation of capital and daily liquidity
PIMCO VIT Real Return Portfolio - Administrative Shares	Maximum real return, consistent with preservation of real capital and prudent investment management
PIMCO VIT Total Return Portfolio - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management.
Putnam VT International Growth and Income Fund - Class IB	Capital growth. Current income is a secondary objective.
Rydex VT Sector Rotation Fund	Long-term capital appreciation.
T. Rowe Price Blue Chip Growth Portfolio - I	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income Portfolio - I	Substantial dividend income as well as long-term growth of capital.
T. Rowe Price Mid-Cap Growth Portfolio - I	Long-term capital appreciation
T. Rowe Price New America Growth Portfolio - I	Long-term growth of capital
T. Rowe Price International Stock Portfolio - I	Long-term growth of capital
Van Eck Worldwide Absolute Return Fund	Consistent absolute (positive) returns in various market cycles
Van Eck Worldwide Emerging Markets Fund	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world
Van Eck Worldwide Hard Assets Fund	Long-term capital appreciation by investing primarily in “hard asset securities” with income as a secondary consideration
Van Kampen LIT Aggressive Growth Portfolio, Class II	Capital growth
Van Kampen LIT Government Portfolio, Class I	High current return consistent with preservation of capital
Van Kampen LIT Growth and Income Portfolio, Class II	Long-term growth of capital and income.
Van Kampen UIF Equity Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Van Kampen UIF U.S. Real Estate Portfolio, Class I	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Wells Fargo Advantage VT Discovery Fund	Long-term capital appreciation.
Wells Fargo Advantage VT Opportunity FundSM	Long-term capital appreciation.